Commitments and Contingencies - Additional Information - Odebrecht (Detail) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Oct. 31, 2014	Jun. 30, 2015	Jul. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Payments made towards commitments		$ 34,503		$ 30,211
Odebrecht Oil And Gas Sa [Member]
Loss Contingencies [Line Items]
Percentage of interest in joint venture arrangement	50.00%
Operating lease arrangement period, lessor		12 years
Expected cost of project	$ 1,000,000
Payments made towards commitments		$ 129,700
Purchase obligation due (remainder of 2015)		356,200
Purchase obligation due in 2016		497,800
Purchase obligation due in 2017		25,500
Short-term loan secured by joint venture		$ 248,000
Subsequent Event [Member] | Odebrecht Oil And Gas Sa [Member]
Loss Contingencies [Line Items]
Secured short-term loan refinanced with long-term debt facility			$ 804,000